UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance

Atlanta Capital SMID-Cap Fund

December 31, 2016 (Unaudited)

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2016, the value of the Fund’s investment in the Portfolio was $8,436,775,100 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

SMID-Cap Portfolio

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Banks — 2.5%
Umpqua Holdings Corp.	6,369,638	$119,621,802
Westamerica Bancorporation(1)	1,433,011	90,179,382

		$209,801,184

Building Products — 0.9%
Lennox International, Inc.	504,290	$77,242,099

		$77,242,099

Capital Markets — 9.7%
Affiliated Managers Group, Inc.(2)	1,343,738	$195,245,131
Artisan Partners Asset Management, Inc., Class A	1,326,774	39,471,527
FactSet Research Systems, Inc.	932,778	152,443,909
Morningstar, Inc.	2,017,227	148,387,218
SEI Investments Co.	5,661,765	279,464,720

		$815,012,505

Chemicals — 1.3%
RPM International, Inc.	2,046,501	$110,163,149

		$110,163,149

Commercial Services & Supplies — 1.3%
Copart, Inc.(2)	1,996,589	$110,630,996

		$110,630,996

Containers & Packaging — 1.8%
AptarGroup, Inc.	2,095,053	$153,881,643

		$153,881,643

Diversified Consumer Services — 1.3%
ServiceMaster Global Holdings, Inc.(2)	2,960,280	$111,513,748

		$111,513,748

Electrical Equipment — 2.3%
Acuity Brands, Inc.	831,237	$191,899,374

		$191,899,374

Electronic Equipment, Instruments & Components — 4.8%
CDW Corp.	3,655,443	$190,412,026
FLIR Systems, Inc.	3,059,140	110,710,276
Trimble, Inc.(2)	3,475,252	104,778,848

		$405,901,150

Energy Equipment & Services — 0.9%
Dril-Quip, Inc.(2)	506,695	$30,427,035
Oceaneering International, Inc.	1,722,398	48,588,847

		$79,015,882

Security	Shares	Value
Health Care Equipment & Supplies — 10.0%
Dentsply Sirona, Inc.	3,938,316	$227,358,983
IDEXX Laboratories, Inc.(2)	1,792,425	210,197,680
Teleflex, Inc.	1,881,866	303,262,706
Varian Medical Systems, Inc.(2)	1,132,890	101,710,864

		$842,530,233

Health Care Providers & Services — 1.5%
Henry Schein, Inc.(2)	839,826	$127,410,002

		$127,410,002

Hotels, Restaurants & Leisure — 2.3%
Aramark	5,328,915	$190,348,844

		$190,348,844

Household Products — 1.5%
Church & Dwight Co., Inc.	2,889,640	$127,693,192

		$127,693,192

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	1,858,532	$204,977,494

		$204,977,494

Insurance — 6.1%
Markel Corp.(2)	422,351	$382,016,479
WR Berkley Corp.	2,026,392	134,775,332

		$516,791,811

IT Services — 7.8%
Broadridge Financial Solutions, Inc.	2,085,531	$138,270,705
Gartner, Inc.(2)	1,535,722	155,215,422
Jack Henry & Associates, Inc.	2,148,409	190,735,751
WEX, Inc.(2)	1,525,291	170,222,476

		$654,444,354

Life Sciences Tools & Services — 4.8%
Bio-Rad Laboratories, Inc., Class A(1)(2)	1,231,302	$224,441,729
Bio-Techne Corp.	704,994	72,494,533
Mettler-Toledo International, Inc.(2)	245,961	102,949,436

		$399,885,698

Machinery — 7.4%
CLARCOR, Inc.	2,017,879	$166,414,481
Donaldson Co., Inc.	2,466,688	103,798,231
Graco, Inc.	1,691,572	140,552,718
IDEX Corp.	2,335,698	210,352,962

		$621,118,392

Marine — 2.2%
Kirby Corp.(1)(2)	2,818,925	$187,458,513

		$187,458,513

Professional Services — 1.5%
TransUnion(2)	4,103,110	$126,909,192

		$126,909,192

Security	Shares	Value
Real Estate Management & Development — 1.2%
Jones Lang LaSalle, Inc.	1,028,145	$103,883,771

		$103,883,771

Road & Rail — 4.3%
J.B. Hunt Transport Services, Inc.	2,387,242	$231,729,581
Landstar System, Inc.	1,516,705	129,374,936

		$361,104,517

Software — 10.8%
ANSYS, Inc.(2)	3,165,497	$292,776,817
Blackbaud, Inc.(1)	2,878,519	184,225,216
Fair Isaac Corp.(1)	1,671,417	199,266,335
Manhattan Associates, Inc.(1)(2)	4,434,988	235,187,414

		$911,455,782

Specialty Retail — 2.9%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$247,450,381

		$247,450,381

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.	2,448,467	$142,745,626

		$142,745,626

Total Common Stocks (identified cost $5,568,391,685)		$8,031,269,532

Short-Term Investments — 4.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(3)	410,287,696	$410,328,724

Total Short-Term Investments (identified cost $410,339,340)		$410,328,724

Total Investments — 100.1% (identified cost $5,978,731,025)		$8,441,598,256

Other Assets, Less Liabilities — (0.1)%		$(4,822,834)

Net Assets — 100.0%		$8,436,775,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $829,353.

The Portfolio did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,979,369,351

Gross unrealized appreciation	$2,545,927,283
Gross unrealized depreciation	(83,698,378)

Net unrealized appreciation	$2,462,228,905

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended December 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Realized gain (loss)
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$224,441,729		$—	$—
Blackbaud, Inc.	2,878,519	—	—	2,878,519	184,225,216		345,422	—
CLARCOR, Inc.	2,502,134	—	(484,255)	2,017,879	—	(1)	625,534	10,967,452
Fair Isaac Corp.	1,671,417	—	—	1,671,417	199,266,335		33,428	—
Kirby Corp.	2,818,925	—	—	2,818,925	187,458,513		—	—
Manhattan Associates, Inc.	2,740,704	1,694,284	—	4,434,988	235,187,414		—	—
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	247,450,381		—	—
Westamerica Bancorporation	1,433,011	—	—	1,433,011	90,179,382		558,874	—

					$1,368,208,970		$1,563,258	$10,967,452

(1)	Company is no longer an affiliate as of December 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$8,031,269,532	*	$—	$—	$8,031,269,532
Short-Term Investments	—		410,328,724	—	410,328,724
Total Investments	$8,031,269,532		$410,328,724	$—	$8,441,598,256

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Atlanta Capital Focused Growth Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.6%

Security	Shares	Value
Biotechnology — 1.7%
Gilead Sciences, Inc.	14,248	$1,020,299

		$1,020,299

Capital Markets — 2.3%
Charles Schwab Corp. (The)	35,596	$1,404,974

		$1,404,974

Chemicals — 6.7%
Ecolab, Inc.	23,798	$2,789,601
Praxair, Inc.	10,484	1,228,620

		$4,018,221

Electronic Equipment, Instruments & Components — 4.6%
Amphenol Corp., Class A	41,104	$2,762,189

		$2,762,189

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	16,244	$1,363,684

		$1,363,684

Food & Staples Retailing — 7.2%
Costco Wholesale Corp.	8,488	$1,359,014
CVS Health Corp.	37,693	2,974,354

		$4,333,368

Food Products — 4.1%
Mondelez International, Inc., Class A	55,302	$2,451,538

		$2,451,538

Health Care Equipment & Supplies — 3.1%
Danaher Corp.	24,202	$1,883,884

		$1,883,884

Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.	29,407	$1,632,677

		$1,632,677

Internet & Direct Marketing Retail — 3.4%
Priceline Group, Inc. (The)(1)	1,389	$2,036,357

		$2,036,357

Internet Software & Services — 8.6%
Alphabet, Inc., Class C(1)	6,669	$5,147,268

		$5,147,268

IT Services — 11.0%
MasterCard, Inc., Class A	20,969	$2,165,049
Visa, Inc., Class A	57,121	4,456,581

		$6,621,630

Life Sciences Tools & Services — 4.8%
Thermo Fisher Scientific, Inc.	20,362	$2,873,078

		$2,873,078

1

Security	Shares	Value
Machinery — 5.4%
Fortive Corp.	26,729	$1,433,476
IDEX Corp.	20,084	1,808,765

		$3,242,241

Multiline Retail — 5.7%
Dollar General Corp.	45,955	$3,403,887

		$3,403,887

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	31,251	$1,826,308
Zoetis, Inc.	49,668	2,658,728

		$4,485,036

Semiconductors & Semiconductor Equipment — 2.7%
Texas Instruments, Inc.	22,080	$1,611,178

		$1,611,178

Software — 8.5%
Check Point Software Technologies, Ltd.(1)	29,306	$2,475,185
Microsoft Corp.	42,241	2,624,855

		$5,100,040

Specialty Retail — 5.7%
Lowe’s Cos., Inc.	34,839	$2,477,750
TJX Cos., Inc. (The)	12,505	939,500

		$3,417,250

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	18,695	$2,165,255

		$2,165,255

Total Common Stocks (identified cost $44,650,781)		$60,974,054

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(2)	859,030	$859,116

Total Short-Term Investments (identified cost $859,196)		$859,116

Total Investments — 103.0% (identified cost $45,509,977)		$61,833,170

Other Assets, Less Liabilities — (3.0)%		$(1,828,431)

Net Assets — 100.0%		$60,004,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $2,925.

2

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,866,346

Gross unrealized appreciation	$16,926,256
Gross unrealized depreciation	(959,432)

Net unrealized appreciation	$15,966,824

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$60,974,054	*	$—	$—	$60,974,054
Short-Term Investments	—		859,116	—	859,116
Total Investments	$60,974,054		$859,116	$—	$61,833,170

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Select Equity Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.6%

Security	Shares	Value
Banks — 5.6%
U.S. Bancorp	331,328	$17,020,319

		$17,020,319

Beverages — 3.0%
Diageo PLC ADR	86,009	$8,939,776

		$8,939,776

Capital Markets — 7.6%
Affiliated Managers Group, Inc.(1)	87,124	$12,659,117
TD Ameritrade Holding Corp.	238,372	10,393,019

		$23,052,136

Chemicals — 5.3%
Praxair, Inc.	72,899	$8,543,034
Sherwin-Williams Co. (The)	27,764	7,461,297

		$16,004,331

Containers & Packaging — 5.4%
Ball Corp.	216,059	$16,219,549

		$16,219,549

Food Products — 2.0%
Nestle SA ADR	83,580	$5,996,029

		$5,996,029

Health Care Equipment & Supplies — 10.3%
Danaher Corp.	82,843	$6,448,499
Dentsply Sirona, Inc.	194,222	11,212,436
STERIS PLC	86,117	5,803,425
Teleflex, Inc.	47,509	7,656,075

		$31,120,435

Health Care Providers & Services — 3.1%
Henry Schein, Inc.(1)	61,292	$9,298,609

		$9,298,609

Hotels, Restaurants & Leisure — 2.8%
Aramark	239,212	$8,544,653

		$8,544,653

Insurance — 12.8%
Markel Corp.(1)	25,030	$22,639,635
White Mountains Insurance Group, Ltd.	19,229	16,076,406

		$38,716,041

IT Services — 8.2%
Alliance Data Systems Corp.	35,601	$8,134,829
Fiserv, Inc.(1)	76,323	8,111,608
Visa, Inc., Class A	110,439	8,616,451

		$24,862,888

1

Security	Shares	Value
Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific, Inc.	52,540	$7,413,394

		$7,413,394

Machinery — 1.9%
Fortive Corp.	107,463	$5,763,241

		$5,763,241

Professional Services — 2.0%
Equifax, Inc.	51,222	$6,055,977

		$6,055,977

Software — 5.6%
ANSYS, Inc.(1)	117,741	$10,889,865
Check Point Software Technologies, Ltd.(1)	69,944	5,907,470

		$16,797,335

Specialty Retail — 14.5%
Home Depot, Inc. (The)	54,744	$7,340,075
O’Reilly Automotive, Inc.(1)	27,787	7,736,179
Ross Stores, Inc.	162,810	10,680,336
TJX Cos., Inc. (The)	241,478	18,142,242

		$43,898,832

Total Common Stocks (identified cost $248,242,969)		$279,703,545

Short-Term Investments — 6.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(2)	19,517,985	$19,519,937

Total Short-Term Investments (identified cost $19,521,172)		$19,519,937

Total Investments — 99.1% (identified cost $267,764,141)		$299,223,482

Other Assets, Less Liabilities — 0.9%		$2,833,710

Net Assets — 100.0%		$302,057,192

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $26,985.

Abbreviations:

ADR	-	American Depositary Receipt

2

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$267,953,575

Gross unrealized appreciation	$34,130,977
Gross unrealized depreciation	(2,861,070)

Net unrealized appreciation	$31,269,907

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$279,703,545	*	$—	$—	$279,703,545
Short-Term Investments	—		19,519,937	—	19,519,937
Total Investments	$279,703,545		$19,519,937	$—	$299,223,482

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017